PREPAID EXPENSE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSE

NOTE 3 – PREPAID EXPENSE

On Jan 9, 2020, the Company entered into an agreement with recording and performance artist, Matchbox Twenty, to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales, to Matchbox Twenty and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020. We have recorded this amount as a prepaid expense on our consolidated balance sheets as of September 30, 2021 and December 31, 2020.

NOTE 3 – PREPAID EXPENSE

On Jan 9th, 2020, the Company entered into an agreement with recording and performance artist, Matchbox Twenty “MT Agreement”), to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4th. We have recorded this amount as a prepaid expense on our consolidated balance sheet as of December 31, 2020.